Post-retirement benefits - Risks (Details) - UK defined benefit pension $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) person	Dec. 31, 2016	Dec. 31, 2013
Post-retirement benefits
Defined benefit obligations as a percentage of total	64.00%
Percentage of Pension Fund in growth assets	72.50%
Currency risk of plan assets hedged (as a percent)	85.00%
Interest rate risk of plan assets hedged (as a percent)	80.00%	75.00%
Expected interest rate risk of plan assets hedged (as a percent)	100.00%
Annual inflation increase cap (as a percent)	5.00%
Inflation risk of plan assets hedged (as a percent)	85.00%	75.00%
Expected inflation risk of plan assets hedged (as a percent)	100.00%
Derivatives: Longevity swap
Post-retirement benefits
Period under hedge			76 years
Number of current pensioners | person	10,000
Defined benefit obligation covered by hedge	$ 2,400
Period of increase in life expectancy to receive cash under hedge	1 year
Increase in pension fund assets from hedged increase in life expectancy	$ 244